Remuneration of the Company's key management personnel (Tables)	12 Months Ended
Dec. 31, 2020
Remuneration of the Company's key management personnel
Schedule of remuneration of company's key management personnel

Remuneration of the Company’s key management personnel was as follows in fiscal 2020:

	Management	Supervisory
Remuneration of key management in 2020	Board	Board
	EUR k	EUR k
Short-term benefits	3,840	557
Share-based payments	7,287	—
Total	11,127	557

Remuneration of the Company’s key management personnel was as follows in fiscal 2019:

	Management	Supervisory
Remuneration of key management in 2019	Board	Board
	EUR k	EUR k
Short-term benefits	3,166	521
Share-based payments	18,483	—
Total	21,649	521